DERIVATIVE INSTRUMENTS - Schedule of Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	$ 289	$ 85	$ 386	$ 121
Gain (Loss) on Investments | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	285	68	385	93
Gain (Loss) on Investments | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	(6)	41	(2)	37
Gain (Loss) on Investments | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	9	(24)	5	(9)
Gain (Loss) on Investments | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	0	0	(3)	0
Gain (Loss) on Investments | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	$ 1	$ 0	$ 1	$ 0